Annual Total Returns[BarChart] - Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class A	2014	2015	2016	2017	2018	2019	2020
Total	(1.28%)	(4.48%)	12.71%	13.57%	(7.35%)	11.29%	2.21%